SHAREHOLDERS' EQUITY (Details 4) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Shareholder's Equity [Abstract]
Expense recognized in the year for share-based payments	$ 1,685	$ 1,582